Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
- Sales of lifestyle and pop toy products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,997,662	8,036,676	8,055,414
- Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	555,226	323,775	364,638
- Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,499,267	5,506,365	4,584,288
- Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,072,061	1,509,840	2,683,829
- Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	651,039	663,197	308,455
- Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	220,069	33,499	114,204
-License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	685,394	658,378	587,644
- License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,166	72,392	78,469
- Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,453	97,848	82,444
- Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	478,775	488,138	426,731
-Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 402,593	¥ 376,605	¥ 335,928